Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Common shares	Preferred shares	Total share capital	Accumulated earnings	Equity-settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total
Balance as at beginning at Dec. 31, 2016	$ 340,602	$ 318,133	$ 658,735	$ 467,863	$ 28,698	$ 38,745	$ 67,443	$ 1,194,041
Changes in equity [Roll Forward]
Net (loss) income				505,053				505,053
Dividends declared on Director Voting Preferred shares				(10)				(10)
Return of capital	(314,022)	(192,113)	(506,135)					(506,135)
Issuance of share capital on exercise of stock appreciation rights		82	82		(5)		(5)	77
Other comprehensive income (loss), net of tax (expense)				(4,498)		(48,563)	(48,563)	(53,061)
Share-based compensation					2,856		2,856	2,856
Balance as at end at Dec. 31, 2017	26,580	126,102	152,682	968,408	31,549	(9,818)	21,731	1,142,821
Changes in equity [Roll Forward]
Net (loss) income				(90,936)				(90,936)
Issuance of share capital on exercise of stock appreciation rights		1,024	1,024	(1,079)	(339)		(339)	(394)
Cumulative effect adjustment				(38,516)		322	322	(38,194)
Other comprehensive income (loss), net of tax (expense)				5,724		44,459	44,459	50,183
Share-based compensation					29,505		29,505	29,505
Balance as at end at Dec. 31, 2018	26,580	127,126	153,706	843,601	60,715	34,963	95,678	1,092,985
Changes in equity [Roll Forward]
Net (loss) income				184,783				187,198
Dividends declared on Director Voting Preferred shares				(20)				(20)
Issuance of share capital on exercise of stock appreciation rights		385	385	(455)	(144)		(144)	(214)
Issuance of share capital on settlement of restricted share units		804	804		(1,729)		(1,729)	(925)
Other comprehensive income (loss), net of tax (expense)				731		(50,465)	(50,465)	(49,734)
Share-based compensation					16,035		16,035	16,035
Balance as at end at Dec. 31, 2019	$ 26,580	$ 128,315	$ 154,895	$ 1,031,055	$ 74,877	$ (15,502)	$ 59,375	$ 1,245,325